Notes to the Balance Sheet - Summary of Other Financial Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gross carrying amount [member]
Investments [Line Items]
Current financial assets available-for-sale	€ 14,622	€ 8,875
Money market funds 1 [member]
Investments [Line Items]
Net gain from disposal of available-for-sale financial assets	€ 200	€ 600	€ (6,100)
Money market funds 1 [member] | Gross carrying amount [member]
Investments [Line Items]
Maturity	daily	daily
Cost	€ 14,616	€ 8,874
Gross Unrealized Gains	6	1
Gross unrealized losses on financial assets available-for-sale	0	0
Current financial assets available-for-sale	€ 14,622	€ 8,875